PROSHARES TRUST
ProShares CoinDesk 20 Crypto ETF
(the “Fund”)
Supplement dated January 8, 2026
to the Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated January 7, 2026, as supplemented or amended)
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The Fund is not yet available for sale.
For more information, please contact the Fund at 1-866-776-5125.
Please retain this supplement for future reference.